Related Parties - Balances of Receivables and Payables with Affiliates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of transactions between related parties [line items]
Receivables	¥ 260,398	¥ 263,931
Payables	176,620	181,368
Affiliates [member]
Disclosure of transactions between related parties [line items]
Receivables	22,518	21,259
Payables	141,576	148,017
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Receivables	237,880	242,672
Payables	¥ 35,044	¥ 33,351